Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

11. Accounts payable and accrued liabilities

	September 30, 2022	December 31, 2021

Trade payables	$4,943,448	$8,390,991
Other accrued expenses	6,670,646	7,288,466
Accrued payroll expenses	1,847,317	1,326,493
Accrued severance expenses	953,830	1,331,365
Accrued income and other taxes	6,229,451	19,062,306
Goods received but not yet invoiced	4,682,429	4,225,696
	$25,327,121	$41,625,317

12. Accounts payable and accrued liabilities

	December 31, 2021	December 31, 2020
Trade payables	$8,390,991	$-
Other accrued expenses	7,288,466	28,321,972
Accrued payroll expenses	1,326,493	-
Accrued severance expenses	1,331,365	-
Accrued income and other taxes	19,062,306	-
Goods received but not yet invoiced	4,225,696	-
	$41,625,317	$28,321,972